Statement of Changes In Stockholders' Equity (Parentheticals)	7 Months Ended
Dec. 31, 2020 $ / shares shares
Statement of Stockholders' Equity [Abstract]
Issuance of common stock to initial shareholder per share	$ 0.0001
Sale of units to the public per unit	$ 10.00
Number of sale of private placement warrants (in Shares) | shares	5,933,334
Sale of private placement warrants per units	$ 1.50